Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

(the “Trust”)

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Index Fund

(All Share Classes)

(the “Fund”)

Supplement dated June 1, 2016

to the Prospectus and Summary Prospectus dated November 1, 2015, as supplemented

Changes to Investment Advisory Agreement effective September 1, 2016.

The Board of Trustees of the Trust has approved changes to the investment advisory fee of the Fund as set forth below. Effective September 1, 2016 (the “Effective Date”), the advisory fee for the Fund, which is currently 0.25%, will be changed to 0.04%.

In connection with this change, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.04%	0.04%	0.04%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.41	0.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.19 [1]	0.16	0.15 [1]

Total Annual Fund Operating Expenses	0.73	1.20	0.44
Fee Waivers and Expense Reimbursements[2]	(0.28)	(0.00)	(0.24)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.45	1.20	0.20

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45%, 1.20% and 0.20%, respectively, of their average daily net assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 8/31/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 08/31/2017 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	719	884	1,359
CLASS C SHARES ($)	222	381	660	1,455
SELECT CLASS SHARES ($)	20	117	222	531

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	719	884	1,359
CLASS C SHARES ($)	122	381	660	1,455
SELECT CLASS SHARES ($)	20	117	222	531

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMorgan Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

(the “Trust”)

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Index Fund

(All Share Classes)

(the “Fund”)

Supplement dated June 1, 2016

to the Prospectus and Summary Prospectus dated November 1, 2015, as supplemented

Changes to Investment Advisory Agreement effective September 1, 2016.

The Board of Trustees of the Trust has approved changes to the investment advisory fee of the Fund as set forth below. Effective September 1, 2016 (the “Effective Date”), the advisory fee for the Fund, which is currently 0.25%, will be changed to 0.04%.

In connection with this change, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus will be replaced by the following on the Effective Date:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.04%	0.04%	0.04%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.41	0.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.19 [1]	0.16	0.15 [1]

Total Annual Fund Operating Expenses	0.73	1.20	0.44
Fee Waivers and Expense Reimbursements[2]	(0.28)	(0.00)	(0.24)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.45	1.20	0.20

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45%, 1.20% and 0.20%, respectively, of their average daily net assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 8/31/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 08/31/2017 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	719	884	1,359
CLASS C SHARES ($)	222	381	660	1,455
SELECT CLASS SHARES ($)	20	117	222	531

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	719	884	1,359
CLASS C SHARES ($)	122	381	660	1,455
SELECT CLASS SHARES ($)	20	117	222	531

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	08/31/2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 08/31/2017 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Equity Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 569
3 Years	rr_ExpenseExampleYear03	719
5 Years	rr_ExpenseExampleYear05	884
10 Years	rr_ExpenseExampleYear10	1,359
1 Year	rr_ExpenseExampleNoRedemptionYear01	569
3 Years	rr_ExpenseExampleNoRedemptionYear03	719
5 Years	rr_ExpenseExampleNoRedemptionYear05	884
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,359
JPMorgan Equity Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	$ 222
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,455
JPMorgan Equity Index Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	117
5 Years	rr_ExpenseExampleYear05	222
10 Years	rr_ExpenseExampleYear10	531
1 Year	rr_ExpenseExampleNoRedemptionYear01	20
3 Years	rr_ExpenseExampleNoRedemptionYear03	117
5 Years	rr_ExpenseExampleNoRedemptionYear05	222
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 531

[1]	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.45%, 1.20% and 0.20%, respectively, of their average daily net assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 8/31/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.